Income Tax - Schedule of Reconciliation Between PRC statutory Income tax rate and Effective Income Tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
PRC Statutory income tax rate	(25.00%)	(25.00%)	25.00%
Increase (decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	19.60%	6.10%	(0.10%)
Preferential tax rate	0.40%	3.10%	(6.00%)
Research and development expenses bonus deduction	(4.30%)	(11.80%)	(39.70%)
Other non-deductible expenses	0.50%	24.40%	28.80%
Change in valuation allowance	12.50%	3.20%	(8.70%)
Effect of true-up on NOL	(3.70%)
Effective income tax rate	0.00%	0.00%	(0.70%)